Summary of Operations and Significant Accounting Policies - Schedule of Regulated Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, plant & equipment	$ 1,787,656	$ 1,675,433
Accumulated depreciation and amortization	(278,756)	(234,336)
Net property, plant & equipment	$ 1,508,900	$ 1,441,097